Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2015
Registrant Name	dei_EntityRegistrantName	FIDELITY NEW YORK MUNICIPAL TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000878663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2015
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015